Leases	6 Months Ended
Sep. 30, 2012
Leases

8. Leases:

Lessor

Nomura leases office buildings located in Japan and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31, 2012			September 30, 2012
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913	¥941,530	¥(14,689)	¥926,841
Aircraft	15,363	(1,684)	13,679	11,935	(2,133)	9,802

Total	¥999,450	¥(12,858)	¥986,592	¥953,465	¥(16,822)	¥936,643

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Nomura recognized rental income of ¥28,667 million and ¥21,153 million for the six and three months ended September 30, 2011, respectively, and recognized rental income of ¥39,760 million and ¥20,187 million for the six and three months ended September 30, 2012, respectively. These are included in the consolidated statements of income within Revenue—Other.

The following table presents future minimum lease payments to be received on non-cancelable operating leases:

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments to be received	¥146,108	¥137,538

The minimum lease payments above are scheduled as below as of September 30, 2012:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥137,538	¥25,287	¥23,289	¥19,846	¥15,749	¥11,796	¥41,571

Lessee

Nomura leases its office space and certain employees’ residential facilities in Japan primarily under cancelable lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities under non-cancelable lease agreements. Rental expenses, net of sublease rental income, for the six and three months ended September 30, 2011 were ¥25,992 million and ¥12,321 million, respectively, and for the six and three months ended September 30, 2012 were ¥23,458 million and ¥11,548 million, respectively.

The following table presents future minimum lease payments under capital leases:

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥52,855	¥52,057
Less: Amount representing interest	(28,896)	(28,530)

Present value of net lease payments	¥23,959	¥23,527

The following table presents a schedule of future minimum lease payments under capital leases as of September 30, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,057	¥684	¥562	¥1,417	¥3,262	¥3,221	¥42,911

Capital lease assets of ¥27,902 million and ¥23,214 million are included in the consolidated balance sheets within Other assets—Office buildings, land, equipment and facilities as of March 31, 2012 and September 30, 2012, respectively.

The following table presents future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year:

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥169,038	¥153,830
Less: Sublease rental income	(9,948)	(7,799)

Net minimum lease payments	¥159,090	¥146,031

The following table presents a schedule of future minimum lease payments under non-cancelable operating leases as of September 30, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥153,830	¥18,189	¥17,710	¥15,487	¥11,905	¥10,555	¥79,984

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.